CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) (USD $) In Thousands	Total USD ($)	Common shares [Member]	Additional paid-in-capital [Member] USD ($)	Accumulated earnings (deficit) [Member] USD ($)	Accumulated other comprehensive loss [Member] USD ($)
Beginning balance, value at Jan. 02, 2010	$ 739,802		$ 570,180	$ 196,769	$ (27,147)
Beginning balance, Shares at Jan. 02, 2010		1
Net (loss) income	56,167			56,167
Cumulative translation adjustment	(227)				(227)
Pension and other postretirement benefit adjustments	(2,222)				(2,222)
Comprehensive (loss) income	53,718
Stock-based compensation	54		54
Dividends to shareholder	(733,551)			(733,551)
Distribution to Visant Holding Corp.	(570,180)		(570,180)
Ending balance, Value at Jan. 01, 2011	(510,157)		54	(480,615)	(29,596)
Ending balance, Shares at Jan. 01, 2011		1
Net (loss) income	(14,884)			(14,884)
Cumulative translation adjustment	(1,137)				(1,137)
Change in fair value of derivatives	(3,427)				(3,427)
Pension and other postretirement benefit adjustments	(29,001)				(29,001)
Comprehensive (loss) income	(48,449)
Stock-based compensation	49		49
Ending balance, Value at Dec. 31, 2011	(558,557)		103	(495,499)	(63,161)
Ending balance, Shares at Dec. 31, 2011		1
Net (loss) income	(58,600)			(58,600)
Cumulative translation adjustment	(167)				(167)
Change in fair value of derivatives	(1,960)				(1,960)
Pension and other postretirement benefit adjustments	(23,269)				(23,269)
Comprehensive (loss) income	(83,996)
Ending balance, Value at Dec. 29, 2012	$ (642,553)		$ 103	$ (554,099)	$ (88,557)
Ending balance, Shares at Dec. 29, 2012		1